Technology and content expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Technology and content expense	$ 37,515	$ 41,528	$ 52,411
Percentual decrease in expenses (as a percent)	9.70%
Technology and content expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	$ 13,434	17,425	25,233
Technology license and maintenance expenses	24,081	24,103	27,178
Technology and content expense	$ 37,515	$ 41,528	$ 52,411